Note Fair value measurement (Assets and liabilities measured at fair value on a recurring basis) (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Available For Sale Securities		$ 6,062,992	$ 5,315,159
Trading Securities		71,659	138,527
Mortgage servicing rights		211,405	148,694	$ 161,099
Derivatives		16,959	25,362
US Treasury Securities
Assets
Available For Sale Securities		1,183,328	700,154
Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		939,641	1,724,973
Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		22,359	61,712
Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		1,560,837	1,910,030
Mortgage Backed Securities
Assets
Available For Sale Securities		2,344,196	904,362
Equity securities
Assets
Available For Sale Securities		2,398	2,622
Other
Assets
Available For Sale Securities		10,233	11,306
Level 1
Assets
Available For Sale Securities	[1]	276	323
Trading Securities	[1]	0	0
Mortgage servicing rights		0	0
Derivatives		0	0
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure		0	0
Contingent consideration		0	0
Level 2
Assets
Available For Sale Securities	[1]	6,061,282	5,313,511
Trading Securities	[1]	62,687	129,360
Mortgage servicing rights		0	0
Derivatives		16,959	25,362
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure		14,343	23,032
Contingent consideration		0	0
Level 3
Assets
Available For Sale Securities	[1]	1,434	1,325
Trading Securities	[1]	8,972	9,167
Mortgage servicing rights		211,405	148,694
Derivatives		0	0
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure		0	0
Contingent consideration		(120,380)	(133,634)
Fair Value, Measurements, Recurring
Assets
Available For Sale Securities		6,062,992	5,315,159
Trading Securities		71,659	138,527
Mortgage servicing rights		211,405	148,694
Derivatives		16,959	25,362
Total		6,363,015	5,627,742
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure		(14,343)	(23,032)
Contingent consideration		(120,380)	(133,634)
Total		(134,723)	(156,666)
Fair Value, Measurements, Recurring | US Treasury Securities
Assets
Available For Sale Securities		1,183,328	700,154
Fair Value, Measurements, Recurring | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		939,641	1,724,973
Fair Value, Measurements, Recurring | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		22,359	61,712
Trading Securities		4,590	7,954
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		1,560,837	1,910,030
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations - Private label
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Mortgage Backed Securities
Assets
Available For Sale Securities		2,344,196	904,362
Trading Securities		51,155	110,692
Fair Value, Measurements, Recurring | Equity securities
Assets
Available For Sale Securities		2,398	2,622
Fair Value, Measurements, Recurring | Other
Assets
Available For Sale Securities		10,233	11,306
Trading Securities		13,860	18,245
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations
Assets
Trading Securities		2,054	1,636
Fair Value, Measurements, Recurring | Level 1
Assets
Available For Sale Securities		276	323
Trading Securities		0	0
Mortgage servicing rights		0	0
Derivatives		0	0
Total		276	323
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure		0	0
Contingent consideration		0	0
Total		0	0
Fair Value, Measurements, Recurring | Level 1 | US Treasury Securities
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Level 1 | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Level 1 | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		0	0
Trading Securities		0	0
Fair Value, Measurements, Recurring | Level 1 | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Level 1 | Collateralized Mortgage Obligations - Private label
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Level 1 | Mortgage Backed Securities
Assets
Available For Sale Securities		0	0
Trading Securities		0	0
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets
Available For Sale Securities		276	323
Fair Value, Measurements, Recurring | Level 1 | Other
Assets
Available For Sale Securities		0	0
Trading Securities		0	0
Fair Value, Measurements, Recurring | Level 1 | Collateralized Mortgage Obligations
Assets
Trading Securities		0	0
Fair Value, Measurements, Recurring | Level 2
Assets
Available For Sale Securities		6,061,282	5,313,511
Trading Securities		62,687	129,360
Mortgage servicing rights		0	0
Derivatives		16,959	25,362
Total		6,140,928	5,468,233
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure		(14,343)	(23,032)
Contingent consideration		0	0
Total		(14,343)	(23,032)
Fair Value, Measurements, Recurring | Level 2 | US Treasury Securities
Assets
Available For Sale Securities		1,183,328	700,154
Fair Value, Measurements, Recurring | Level 2 | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		939,641	1,724,973
Fair Value, Measurements, Recurring | Level 2 | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		22,359	61,712
Trading Securities		4,590	7,954
Fair Value, Measurements, Recurring | Level 2 | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		1,560,837	1,910,030
Fair Value, Measurements, Recurring | Level 2 | Collateralized Mortgage Obligations - Private label
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Level 2 | Mortgage Backed Securities
Assets
Available For Sale Securities		2,342,762	903,037
Trading Securities		44,701	104,463
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets
Available For Sale Securities		2,122	2,299
Fair Value, Measurements, Recurring | Level 2 | Other
Assets
Available For Sale Securities		10,233	11,306
Trading Securities		13,173	16,682
Fair Value, Measurements, Recurring | Level 2 | Collateralized Mortgage Obligations
Assets
Trading Securities		223	261
Fair Value, Measurements, Recurring | Level 3
Assets
Available For Sale Securities		1,434	1,325
Trading Securities		8,972	9,167
Mortgage servicing rights		211,405	148,694
Derivatives		0	0
Total		221,811	159,186
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure		0	0
Contingent consideration		(120,380)	(133,634)
Total		(120,380)	(133,634)
Fair Value, Measurements, Recurring | Level 3 | US Treasury Securities
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Level 3 | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Level 3 | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		0	0
Trading Securities		0	0
Fair Value, Measurements, Recurring | Level 3 | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Level 3 | Collateralized Mortgage Obligations - Private label
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Level 3 | Mortgage Backed Securities
Assets
Available For Sale Securities		1,434	1,325
Trading Securities		6,454	6,229
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets
Available For Sale Securities		0	0
Fair Value, Measurements, Recurring | Level 3 | Other
Assets
Available For Sale Securities		0	0
Trading Securities		687	1,563
Fair Value, Measurements, Recurring | Level 3 | Collateralized Mortgage Obligations
Assets
Trading Securities		$ 1,831	$ 1,375

[1]	Refer to Note 34 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.